Noncontrolling Interests (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Noncontrolling Interest [Abstract]
Income from continuing operations	$ 318.0	$ 314.2
Income from continuing operations attributable to noncontrolling interests	(4.1)	(2.7)
INCOME FROM CONTINUING OPERATIONS	313.9	311.5
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(21.3)	5.7
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest	(0.1)	(0.1)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	$ (21.4)	$ 5.6